Income Taxes - Summary of Income Tax Recovery in Consolidated Statement of Operations (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Loss from continuing operations, net of taxes of $nil	$ 0	$ 0	$ 0	$ 0